Other Non Current Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [line items]
Other non-current liabilities	€ 62,720	€ 48,474
BARDA
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	44,212	36,402
City of Fishers
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	2,322	€ 2,183
Other noncurrent liabilities tax	14,149
Danish Holiday Act
Disclosure of detailed information about service concession arrangements [line items]
Other noncurrent liabilities tax	€ 1,814